Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Statutory reserves	Retained Earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2019	$ 1,013	$ 10,257,031	$ 473,440	$ (2,504,773)	$ (971,809)	$ 434,534	$ 7,689,436
Balance (in Shares) at Sep. 30, 2019	10,125,000
Stock offering for cash, net of offering costs						98,494	98,494
Imputed interest		228,291					228,291
Foreign currency translation gain					406,134	9,269	415,403
Net income (loss)			190,335	2,523,776		117,175	2,831,286
Balance at Sep. 30, 2020	$ 1,013	10,485,322	663,775	19,003	(565,675)	659,472	11,262,910
Balance (in Shares) at Sep. 30, 2020	10,125,000
Imputed interest		370,847					370,847
Foreign currency translation gain					249,658	22,933	272,591
Net income (loss)			369,878	2,729,065		196,564	3,295,507
Balance at Sep. 30, 2021	$ 1,013	10,856,169	1,033,653	2,748,068	(316,017)	878,969	15,201,855
Balance (in Shares) at Sep. 30, 2021	10,125,000
Capital contribution						45,779	45,779
Dividends to non-controlling interests						(88,870)	(88,870)
Foreign currency translation gain					(1,586,091)	(130,059)	(1,716,150)
Net income (loss)			462,661	(263,683)		(86,751)	112,227
Acquisition of non-controlling interest		(8,584)				(330,068)	(338,652)
Initial public offering	$ 388	12,408,634					12,409,022
Initial public offering (in Shares)	3,881,250
Balance at Sep. 30, 2022	$ 1,401	$ 23,256,219	$ 1,496,314	$ 2,484,385	$ (1,902,108)	$ 289,000	$ 25,625,211
Balance (in Shares) at Sep. 30, 2022	14,006,250